Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	₩ 64,785,709	₩ 65,154,636	₩ 60,186,867
Profit before income tax expense	3,126,534	3,616,016	4,095,051
Assets	79,370,808	78,776,991
Liabilities	31,607,510	32,104,377
Interest income	352,384	337,258	212,451
Interest expenses	(755,711)	(741,296)	(653,115)
Depreciation and amortization	(3,461,115)	(3,267,629)	(3,297,420)
Share of profit or loss of investment in associates	273,741	112,635	10,540
Income tax expense	(1,088,369)	(1,683,630)	(1,185,740)
Impairment loss on property, plant and equipment and others	(704,756)	(1,451,397)	(302,967)
Impairment loss on available-for-sale financial assets			(123,214)
Other significant items	(5,383,826)	(6,694,059)	(5,339,465)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	101,104,207	102,258,628	95,059,704
Profit before income tax expense	1,324,046	1,331,419	3,160,761
Assets	102,502,209	101,878,001	101,542,757
Liabilities	40,324,920	40,264,320	39,809,138
Interest income	399,592	373,926	280,488
Interest expenses	(871,655)	(863,560)	(757,963)
Depreciation and amortization	(3,425,677)	(3,325,415)	(3,360,366)
Share of profit or loss of investment in associates	(1,027,435)	(1,049,335)	(1,721)
Income tax expense	(1,035,769)	(1,664,258)	(1,274,696)
Impairment loss on property, plant and equipment and others	(634,745)	(1,343,360)	(336,719)
Impairment loss on available-for-sale financial assets			(127,319)
Other significant items	(6,595,689)	(7,872,002)	(5,578,296)
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of operating segments [line items]
Assets	(14,400,831)	(15,272,243)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	(80,218)	(77,756)	(84,370)
Assets	2,622,409	2,722,115
Liabilities	292,124	321,320
Interest expenses	806	1,035	1,304
Depreciation and amortization	(109,941)	(103,932)	(106,195)
Income tax expense	28,917	25,921	21,270
Impairment loss on property, plant and equipment and others		(779)	(867)
Other significant items	(80,218)	(77,755)	(84,488)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(36,737,359)	(37,280,851)	(34,404,604)
Profit before income tax expense	738,809	638,401	(102,922)
Assets	(11,665,126)	(11,079,608)
Liabilities	(9,353,090)	(9,096,926)
Interest income	(47,208)	(36,668)	(68,037)
Interest expenses	115,138	121,229	103,544
Depreciation and amortization	74,503	161,718	169,141
Share of profit or loss of investment in associates	1,301,176	1,161,970	12,261
Income tax expense	(63,789)	(32,420)	47,203
Impairment loss on property, plant and equipment and others	(70,011)	(107,258)	34,619
Impairment loss on available-for-sale financial assets			4,105
Other significant items	1,309,809	1,268,571	302,836
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense	1,070,641	1,670,757	1,206,223
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	418,861	176,859	(468,233)
Profit before income tax expense	73,256	53,195	(84,641)
Assets	312,147	528,726
Liabilities	343,556	615,663
Income tax expense	(17,728)	(12,873)	20,483
Other significant items	₩ (17,728)	₩ (12,873)	₩ 20,483